TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 47		$ 133
Unrealized gains	146		131
Provisions for employee benefits	277		270
Inventory	920		1,171
Other temporary differences	199		417
Deferred tax assets - short-term- other accounts receivables	1,589	[1]	2,122
Goodwill and intangible assets	671		884
Property, plant and equipment	18		707
Provisions for employee benefits and other temporary differences	38		64
Tax credits carryforward	447		274
Capital and state tax losses carryforward	3,306		1,823
Net operating losses carryforward	419		606
Other	23
Deferred tax assets, before valuation allowance - Long-term	4,922		4,358
Valuation allowance	(3,306)		(1,823)	(184)	(200)
Deferred tax assets, net - Long-term	1,616		2,535
Other temporary differences deferred tax liabilities - short-term- other accounts payable	(40)	[1]	(126)
Property, plant and equipment and intangible assets	(1,003)		(1,457)
Other	(55)		(33)
Deferred tax Liabilities - Long-term	$ (1,058)		$ (1,490)

[1]	Excluding held for sale assets at December 31, 2013